Consolidated Statements of Stockholders' Equity (Parenthetical)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Condensed Consolidated Statements of Stockholders' Equity / (Deficit)
Reverse stock split ratio	0.2	0.2	0.2	0.2	0.2	0.2	0.2	0.2